Warrants - Series A Warrants - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Class Of Warrant Or Right [Line Items]
Proceeds from exercise of warrants	$ 0	$ 1,335,950	$ 1,449,850	$ 3,161,220
Series A Warrant
Class Of Warrant Or Right [Line Items]
Warrants exercised				1,074,082
Proceeds from exercise of warrants				$ 2,252,020
Issuance of common stock upon exercise of warrants under cashless exercise provision				1
Number of warrants expired				248,418